Deferred Financing Costs	12 Months Ended
Dec. 31, 2013
Deferred Finance Costs [Abstract]
Deferred Finance Costs [Text Block]

10. Deferred Financing Costs

		December 31, 2013
	Cost	Accumulated amortization	Net book value

Deferred financing costs	$23,410	$4,373	$19,037

		December 31, 2012
	Cost	Accumulated amortization	Net book value

Deferred financing costs	$21,543	$1,483	$20,060

Deferred financing cost amortization for the year ended December 31, 2013 amounted to $3,436 (2012 - $5,665) and is recorded to interest on long-term debt. For the year ended December 31, 2013, $1,240 of deferred financing costs were written-off in connection with the Company's repayment of its 2005 Seneca County Industrial Development Agency Variable Rate Demand Solid Waste Disposal Revenue Bond (“2005 Seneca IRB Facility”) (Note 16). For the year ended December 31, 2012, $11,726 of deferred financing costs were written-off in connection with the Company entering into a consolidated Credit Agreement (Note 16).

Deferred financing costs are expected to amortize in each of the next five years and thereafter as follows:

2014	$3,537
2015	3,537
2016	3,537
2017	3,537
2018	3,035
Thereafter	1,854
$19,037